CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 10:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

a.

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

b.	From 2018 until December 31, 2021, The Company had three operating segments: Fixed Networks, Mobility Solutions and Terrestrial Infrastructure Projects.

c.
Commencing in the first quarter of 2022, in order to reflect the Company’s new management’s approach in the management of the Company’s operations, organizational alignment, customer base and end markets, the Company operates in three new operating segments, as follows:

•
Satellite Networks is focused on the development and supply of networks that are used as the platform that enables the latest satellite constellations of HTS, VHTS and NGSO opportunities worldwide. The segment provides advanced broadband satellite communication networks and associated professional services and comprehensive turnkey solutions and managed satellite network services solutions. Segment’s customers are service providers, satellite operators, MNOs, Telcos, large enterprises, system integrators, defense, homeland security organizations and governments worldwide. Principal applications include In-Flight-Connectivity, cellular backhaul, maritime, social inclusion solutions, government, defense and enterprise networks and are driving meaningful partnerships with satellite operators to leverage the segment’s technology and breadth of services to deploy and operate the ground-based satellite communication networks. The segment’s product portfolio includes a leading satellite network platform with high-speed VSATs, high performance on-the-move antennas, BUCs and transceivers.

•
Integrated Solutions is focused on the development, manufacturing and supply of products and solutions for mission-critical defense and broadcast satellite communications systems, advanced on-the-move and on-the-pause satellite communications equipment, systems and solutions, including airborne, ground-mobile satellite systems and solutions. The segment’s product portfolio includes leading high-efficiency, high-power SSPAs, BUCs and transceivers with a field-proven, high-performance variety of frequency bands. The segment’s customers are satellite operators, In-Flight Connectivity service providers, defense and homeland security system integrators, and NGSO gateway integrators.

•
Network Infrastructure and Services is focused on telecom operation and implementation of large-scale networks projects in Peru. The segment provides terrestrial (fiber optic and wireless network) and satellite network construction and operation. The segment serves customers through technology integration, managed networks and services, connectivity services, internet access and telephony over the segment’s networks. The segment implements projects using various technologies (including the Company’s equipment), mainly based on BOT and BOO contracts.

The Company evaluated whether the change in its operating segments, as described above, affects goodwill assignment to reporting units and concluded no re-assignment is needed. The carrying amount of the goodwill is associated with the Satellite Networks and Integrated Solutions segments.

d.	Information on the reportable operating segments:

1.	All the above segments changes were reflected through retroactive revision of prior period segment information.

2.
The measurement of operating profit (loss) in the reportable operating segments is based on the same accounting principles applied in these condensed interim consolidated financial statements and includes certain corporate overhead allocations.

3.	Financial information relating to reportable operating segments:

	Six months ended June 30, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$51,627	$29,397	$25,839	$-	$106,863

Operating profit (loss)	(1,841)	265	2,482	(439)	467
Financial expenses, net					(1,663)
Loss before taxes on income					(1,196)
Taxes on income					832
Net loss					(2,028)

Depreciation and amortization Expenses	$2,598	$1,413	$1,672	$-	$5,683

	Six months ended June 30, 2021
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total
					As Restated (1)

Revenues	$59,975	$18,836	$19,358	$-	$98,169

Operating profit (loss)	4,370	(3,961)	(4,376)	-	(3,967)
Financial expenses, net					(757)
Loss before taxes on income					(4,724)
Taxes on income					474
Net loss					(5,198)

Depreciation and amortization Expenses	$2,906	$1,269	$471	$-	$4,646

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.

e.	Disaggregation of Revenues:

Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2022	2021
		As Restated (1)

Latin America *)	$36,191	$31,996
Asia Pacific	14,417	24,807
United States and Canada	40,152	28,726
Europe, the Middle East and Africa **)	16,103	12,640

	$106,863	$98,169

*)       Revenues attributed to Peru in the six months ended June 30, 2022 amounted to $ 25,839.

**)     Revenues attributed to Israel in the six months ended June 30, 2022 amounted to $ 1,390.

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.

f.	The table below represents the revenues from major customers and their operating segments:

	Six months ended June 30,
	2022	2021
		As Restated (1)

Customer A - Network Infrastructure and Services	20%	16%
Customer B - Integrated Solutions	13%	*	)
Customer C - Satellite Networks	12%	*	)

*) Less than 10%

Customer A is located in Peru, Customer B is located in the European Union and Customer C is located in the United States.

(1) The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.